UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   360 Madison Avenue
           --------------------------------------------------
           21st Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  28-10720
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Co-President
           --------------------------------------------------
Phone:     (212) 450-8070
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein         New York, New York          5/15/12
       -------------------------    ---------------------------   -----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                  -------------

Form 13F Information Table Entry Total:                      13
                                                  -------------

Form 13F Information Table Value Total:                $127,288
                                                  -------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
1ST UNITED BANCORP INC FLA   COM            33740N105   18,243 3,015,318 SH       SOLE                3,015,318      0    0
BANCORP INC DEL              COM            05969A105   16,626 1,655,994 SH       SOLE                1,655,994      0    0
BANK COMM HLDGS              COM            06424J103      398    90,000 SH       SOLE                   90,000      0    0
BCSB BANCORP INC             COM            055367106    1,796   135,000 SH       SOLE                  135,000      0    0
BRIDGE CAP HLDGS             COM            108030107   19,292 1,433,304 SH       SOLE                1,433,304      0    0
CNB FINL CORP PA             COM            126128107   12,693   759,581 SH       SOLE                  759,581      0    0
ENTERPRISE FINL SVCS CORP    COM            293712105    2,106   179,369 SH       SOLE                  179,369      0    0
FIRST MERCHANTS CORP         COM            320817109   17,412 1,411,000 SH       SOLE                1,411,000      0    0
PEOPLES FED BANCSHARES INC   COM            711037101      322    20,000 SH       SOLE                   20,000      0    0
SOUTHERN MO BANCORP INC      COM            843380106    5,284   206,400 SH       SOLE                  206,400      0    0
STATE BK FINL CORP           COM            856190103   13,133   750,000 SH       SOLE                  750,000      0    0
TERRITORIAL BANCORP INC      COM            88145X108    7,460   358,500 SH       SOLE                  358,500      0    0
WASHINGTON BKG CO OAK HBR WA COM            937303105   12,523   906,800 SH       SOLE                  906,800      0    0